Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000214735 [Member]
Shareholder Report [Line Items]
Fund Name	AXSChesapeake Strategy Fund
Class Name	Class I
Trading Symbol	EQCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS Chesapeake Strategy Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/eqchx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/eqchx/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Chesapeake Strategy Fund (Class I/EQCHX)	$88	1.85%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.85%	[1]
Net Assets	$ 25,448,940
Holdings Count | Holding	73
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$25,448,940
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]	Graphical Representation of Holdings The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Asset Allocation
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000222491 [Member]
Shareholder Report [Line Items]
Fund Name	AXSFTSE Venture CapitalReturn Tracker Fund
Class Name	Class A
Trading Symbol	LDVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/ldvix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class A/LDVAX)	$87	1.77%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.77%	[2]
Net Assets	$ 85,951,608
Holdings Count | Holding	145
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$85,951,608
Total number of portfolio holdings	145
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Visa, Inc. - Class A	4.9%
Netflix, Inc.	4.8%
Mastercard, Inc. - Class A	4.8%
Microsoft Corp.	4.8%
Alphabet, Inc. - Class A	4.6%
Meta Platforms, Inc. - Class A	4.3%
Salesforce, Inc.	3.8%
Berkshire Hathaway, Inc. - Class B	3.8%
Oracle Corp.	3.6%
International Business Machines Corp.	3.4%
Asset Allocation
Sector  Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Visa, Inc. - Class A	4.9%
Netflix, Inc.	4.8%
Mastercard, Inc. - Class A	4.8%
Microsoft Corp.	4.8%
Alphabet, Inc. - Class A	4.6%
Meta Platforms, Inc. - Class A	4.3%
Salesforce, Inc.	3.8%
Berkshire Hathaway, Inc. - Class B	3.8%
Oracle Corp.	3.6%
International Business Machines Corp.	3.4%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000222489 [Member]
Shareholder Report [Line Items]
Fund Name	AXSFTSE Venture CapitalReturn Tracker Fund
Class Name	Class C
Trading Symbol	LDVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/ldvix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class C/LDVCX)	$123	2.52%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	2.52%	[3]
Net Assets	$ 85,951,608
Holdings Count | Holding	145
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$85,951,608
Total number of portfolio holdings	145
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Visa, Inc. - Class A	4.9%
Netflix, Inc.	4.8%
Mastercard, Inc. - Class A	4.8%
Microsoft Corp.	4.8%
Alphabet, Inc. - Class A	4.6%
Meta Platforms, Inc. - Class A	4.3%
Salesforce, Inc.	3.8%
Berkshire Hathaway, Inc. - Class B	3.8%
Oracle Corp.	3.6%
International Business Machines Corp.	3.4%
Asset Allocation
Sector  Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Visa, Inc. - Class A	4.9%
Netflix, Inc.	4.8%
Mastercard, Inc. - Class A	4.8%
Microsoft Corp.	4.8%
Alphabet, Inc. - Class A	4.6%
Meta Platforms, Inc. - Class A	4.3%
Salesforce, Inc.	3.8%
Berkshire Hathaway, Inc. - Class B	3.8%
Oracle Corp.	3.6%
International Business Machines Corp.	3.4%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000222490 [Member]
Shareholder Report [Line Items]
Fund Name	AXSFTSE Venture CapitalReturn Tracker Fund
Class Name	Class I
Trading Symbol	LDVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS FTSE Venture Capital Return Tracker Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/ldvix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/ldvix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS FTSE Venture Capital Return Tracker Fund (Class I/LDVIX)	$74	1.52%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.52%	[4]
Net Assets	$ 85,951,608
Holdings Count | Holding	145
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$85,951,608
Total number of portfolio holdings	145
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Visa, Inc. - Class A	4.9%
Netflix, Inc.	4.8%
Mastercard, Inc. - Class A	4.8%
Microsoft Corp.	4.8%
Alphabet, Inc. - Class A	4.6%
Meta Platforms, Inc. - Class A	4.3%
Salesforce, Inc.	3.8%
Berkshire Hathaway, Inc. - Class B	3.8%
Oracle Corp.	3.6%
International Business Machines Corp.	3.4%
Asset Allocation
Sector  Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Visa, Inc. - Class A	4.9%
Netflix, Inc.	4.8%
Mastercard, Inc. - Class A	4.8%
Microsoft Corp.	4.8%
Alphabet, Inc. - Class A	4.6%
Meta Platforms, Inc. - Class A	4.3%
Salesforce, Inc.	3.8%
Berkshire Hathaway, Inc. - Class B	3.8%
Oracle Corp.	3.6%
International Business Machines Corp.	3.4%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000234280 [Member]
Shareholder Report [Line Items]
Fund Name	AXSIncome Opportunities Fund
Class Name	Class D
Trading Symbol	OIODX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS Income Opportunities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/oioix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Income Opportunities Fund (Class D/OIODX)	$155	3.20%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	3.20%	[5]
Net Assets	$ 41,648,986
Holdings Count | Holding	8
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$41,648,986
Total number of portfolio holdings	8
Portfolio turnover rate as of the end of the reporting period	116%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
iShares Residential and Multisector Real Estate ETF	22.2%
iShares Core U.S. REIT ETF	21.9%
Global X Variable Rate Preferred ETF	15.5%
VanEck Mortgage REIT Income ETF	15.2%
Principal Spectrum Preferred Securities Active ETF	13.2%
Janus Henderson AAA CLO ETF	13.1%
Virtus InfraCap U.S. Preferred Stock ETF	7.3%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
iShares Residential and Multisector Real Estate ETF	22.2%
iShares Core U.S. REIT ETF	21.9%
Global X Variable Rate Preferred ETF	15.5%
VanEck Mortgage REIT Income ETF	15.2%
Principal Spectrum Preferred Securities Active ETF	13.2%
Janus Henderson AAA CLO ETF	13.1%
Virtus InfraCap U.S. Preferred Stock ETF	7.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000234278 [Member]
Shareholder Report [Line Items]
Fund Name	AXSIncome Opportunities Fund
Class Name	Class I
Trading Symbol	OIOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS Income Opportunities Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/oioix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/oioix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Income Opportunities Fund (Class I/OIOIX)	$107	2.20%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.20%	[6]
Net Assets	$ 41,648,986
Holdings Count | Holding	8
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$41,648,986
Total number of portfolio holdings	8
Portfolio turnover rate as of the end of the reporting period	116%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
iShares Residential and Multisector Real Estate ETF	22.2%
iShares Core U.S. REIT ETF	21.9%
Global X Variable Rate Preferred ETF	15.5%
VanEck Mortgage REIT Income ETF	15.2%
Principal Spectrum Preferred Securities Active ETF	13.2%
Janus Henderson AAA CLO ETF	13.1%
Virtus InfraCap U.S. Preferred Stock ETF	7.3%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
iShares Residential and Multisector Real Estate ETF	22.2%
iShares Core U.S. REIT ETF	21.9%
Global X Variable Rate Preferred ETF	15.5%
VanEck Mortgage REIT Income ETF	15.2%
Principal Spectrum Preferred Securities Active ETF	13.2%
Janus Henderson AAA CLO ETF	13.1%
Virtus InfraCap U.S. Preferred Stock ETF	7.3%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000237932 [Member]
Shareholder Report [Line Items]
Fund Name	AXSAdaptive Plus Fund
Class Name	AXSAdaptive Plus Fund
Trading Symbol	AXSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS Adaptive Plus Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/axspx/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/axspx/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Adaptive Plus Fund (AXSPX)	$92	1.99%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.99%	[7]
Net Assets	$ 35,506,692
Holdings Count | Holding	5
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$35,506,692
Total number of portfolio holdings	5
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
United States Treasury Bill, 4/3/2025	28.2%
United States Treasury Bill, 6/12/2025	27.9%
United States Treasury Bill, 8/7/2025	22.2%
Nomura Galaxy Option -ProfitScore Regime-Adaptive Equity Index, 6/15/2025	21.0%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bill, 4/3/2025	28.2%
United States Treasury Bill, 6/12/2025	27.9%
United States Treasury Bill, 8/7/2025	22.2%
Nomura Galaxy Option -ProfitScore Regime-Adaptive Equity Index, 6/15/2025	21.0%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000241127 [Member]
Shareholder Report [Line Items]
Fund Name	AXSDynamic Opportunity Fund
Class Name	Class I
Trading Symbol	ADOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS Dynamic Opportunity Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/adoix/#fundliteratureents. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/adoix/#fundliteratureents
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Dynamic Opportunity Fund (Class I/ADOIX)	$72	1.50%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.50%	[8]
Net Assets	$ 49,237,975
Holdings Count | Holding	33
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$49,237,975
Total number of portfolio holdings	33
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Industry Allocation exclude short-term holdings, if any. The Industry Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
AXS Adaptive Plus Fund - Class I	17.5%
ProShares Short S&P500	5.0%
Tradr 2X Long Triple Q Monthly ETF	4.9%
Tradr 2X Long Triple Q Quarterly ETF	4.9%
ProShares UltraShort S&P500	4.8%
NVIDIA Corp.	4.4%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc. - Class A	3.3%
Apple, Inc.	2.8%
Microsoft Corp.	2.7%
Asset Allocation
Industry  Allocation

Largest Holdings [Text Block]
Top Ten Holdings
AXS Adaptive Plus Fund - Class I	17.5%
ProShares Short S&P500	5.0%
Tradr 2X Long Triple Q Monthly ETF	4.9%
Tradr 2X Long Triple Q Quarterly ETF	4.9%
ProShares UltraShort S&P500	4.8%
NVIDIA Corp.	4.4%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc. - Class A	3.3%
Apple, Inc.	2.8%
Microsoft Corp.	2.7%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000241130 [Member]
Shareholder Report [Line Items]
Fund Name	AXSTactical Income Fund
Class Name	Class I
Trading Symbol	TINIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AXS Tactical Income Fund (“Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.axsinvestments.com/tinix/#fundliterature. You can also request this information by contacting us at (833) 297-2587.
Additional Information Phone Number	(833) 297-2587
Additional Information Website	www.axsinvestments.com/tinix/#fundliterature
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AXS Tactical Income Fund (Class I/TINIX)	$84	1.68%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%	[9]
Net Assets	$ 30,775,559
Holdings Count | Holding	14
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$30,775,559
Total number of portfolio holdings	14
Portfolio turnover rate as of the end of the reporting period	116%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
iShares Short Treasury Bond ETF	22.3%
SPDR Bloomberg 1-3 Month T-Bill ETF	22.3%
Vanguard Long-Term Corporate Bond ETF	5.0%
Vanguard Emerging Markets Government Bond ETF	5.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
Janus Henderson AAA CLO ETF	5.0%
Vanguard Intermediate-Term Corporate Bond ETF	5.0%
Vanguard Short-Term Inflation-Protected Securities ETF	5.0%
Vanguard Mortgage-Backed Securities ETF	5.0%
Vanguard Short-Term Treasury ETF	4.9%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
iShares Short Treasury Bond ETF	22.3%
SPDR Bloomberg 1-3 Month T-Bill ETF	22.3%
Vanguard Long-Term Corporate Bond ETF	5.0%
Vanguard Emerging Markets Government Bond ETF	5.0%
Vanguard Intermediate-Term Treasury ETF	5.0%
Janus Henderson AAA CLO ETF	5.0%
Vanguard Intermediate-Term Corporate Bond ETF	5.0%
Vanguard Short-Term Inflation-Protected Securities ETF	5.0%
Vanguard Mortgage-Backed Securities ETF	5.0%
Vanguard Short-Term Treasury ETF	4.9%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.